Share-based Compensation - Significant Inputs to Model to Determine Weighted Average Fair Value of Stock-options Granted (Detail) - Employee 2017 EIP [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average share price at grant date	$ 13.98	$ 9.19
Weighted average exercise price	$ 13.98	$ 9.19
Weighted average 10-year volatility	65.00%	58.00%
Dividend yield	0.00%	0.00%
Weighted average 10-year risk free rate	3.06%	2.35%